Vista Outdoor Inc. - 10-K Restructuring - Narrative (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended		24 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024
Restructuring Cost and Reserve [Line Items]
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]				Selling, general, and administrative
GEAR Up restructuring costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 3,191	$ 8,279	$ 8,279	$ 0
Cost reduction and earnings improvement program
Restructuring Cost and Reserve [Line Items]
Restructuring charges			5,604	$ 15,668	$ 21,272
Minimum | GEAR Up restructuring costs
Restructuring Cost and Reserve [Line Items]
Estimated pre-tax restructuring charges	40,000	40,000	40,000		40,000
Maximum | GEAR Up restructuring costs
Restructuring Cost and Reserve [Line Items]
Estimated pre-tax restructuring charges	$ 50,000	$ 50,000	$ 50,000		$ 50,000